UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY            November 7, 2006
----------------------            -------------            ----------------
[Signature]                       [City, State]                 [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           common           65440K106     4941   417700 SH       SOLE                   417700
ADA-ES Inc                     common           005208103      195    15000 SH       SOLE                    15000
Adobe Systems, Inc.            common           00724F101     5619   150000 SH       SOLE                   150000
Agrium Inc                     common           008916108     7652   283500 SH       SOLE                   283500
Alliance Fiber Optic Products  common           018680108       75    50000 SH       SOLE                    50000
Alliance Resource Partners     common           01877R108     1574    45200 SH       SOLE                    45200
American Electric Power Co., I common           025537101      364    10000 SH       SOLE                    10000
American Tower Corp. (Class A) common           029912201    29466   807300 SH       SOLE                   807300
Anadarko Petroleum Corp.       common           032511107      438    10000 SH       SOLE                    10000
BPZ Energy, Inc.               common           055639108      972   211367 SH       SOLE                   211367
Bally Technologies Inc         common           01859P609      308    17500 SH       SOLE                    17500
Bunge Limited                  common           G16962105     4346    75000 SH       SOLE                    75000
Burlington Northern Santa Fe   common           12189T104      367     5000 SH       SOLE                     5000
CV Therapeutics Inc            common           126667104      724    65000 SH       SOLE                    65000
Capital Energy Resources       common           14057u304      127    30600 SH       SOLE                    30600
Carrizo Oil & Gas              common           144577103      258    10000 SH       SOLE                    10000
Celgene                        common           151020104    13419   309900 SH       SOLE                   309900
Chicago Bridge & Iron          common           167250109     1097    45600 SH       SOLE                    45600
Childrens Place Retail Stores  common           168905107     9412   147000 SH       SOLE                   147000
China Enterprises Ltd.         common           G2109M100      625   446375 SH       SOLE                   446375
Circuit City Store, Inc.       common           172737108    24450   973700 SH       SOLE                   973700
Constellation Copper Corp      common           21036T209       72    50000 SH       SOLE                    50000
Cooper Cameron Corp.           common           13342B105    16730   346300 SH       SOLE                   346300
Crew Energy Inc                common           226533107      223    21000 SH       SOLE                    21000
Crown Castle International Cor common           228227104    17772   504300 SH       SOLE                   504300
Devon Energy Corp.             common           25179M103    35617   564000 SH       SOLE                   564000
Disney  (Walt Disney Co.)      common           254687106     9273   300000 SH       SOLE                   300000
Dobson Communications - Class  common           256069105       70    10000 SH       SOLE                    10000
Entergy Corp.                  common           29364G103    13894   177600 SH       SOLE                   177600
Far East Energy Corp           common           307325100      117   103000 SH       SOLE                   103000
Finisar                        common           31787a101     4388  1208800 SH       SOLE                  1208800
FirstEnergy Corp.              common           337932107      559    10000 SH       SOLE                    10000
Foundry Networks Inc           common           35063r100     5473   416200 SH       SOLE                   416200
Gilead Sciences Inc.           common           375558103    25273   367500 SH       SOLE                   367500
Google Inc.                    common           38259P508      402     1000 SH       SOLE                     1000
Harrahs Entertainment Inc.     common           413619107      664    10000 SH       SOLE                    10000
Hewlett-Packard Co.            common           428236103    11033   300700 SH       SOLE                   300700
Host Hotels & Resorts          common           44107p104     4586   200000 SH       SOLE                   200000


                                                 FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Intel Corp.                    common           458140100     5142   250000 SH       SOLE                   250000
International Game Technology  common           459902102    10375   250000 SH       SOLE                   250000
International Rectifier Corp   common           460254105    12340   354200 SH       SOLE                   354200
Jetblue Airways Corp           common           477143101     4818   521400 SH       SOLE                   521400
Joy Global Inc                 common           481165108     8499   226215 SH       SOLE                   226215
K-Sea Transportation Partner   common           48268Y101      238     7000 SH       SOLE                     7000
Leggett & Platt, Inc.          common           524660107      956    38200 SH       SOLE                    38200
Matritech, Inc.                common           576818108       31    50000 SH       SOLE                    50000
McDermott International, Inc.  common           580037109    12009   287300 SH       SOLE                   287300
McDonald's Corp.               common           580135101    31887   815100 SH       SOLE                   815100
Mirant Corp New Com            common           60467R100      566    20718 SH       SOLE                    20718
Myriad Genetics Inc.           common           62855J104      616    25000 SH       SOLE                    25000
NQL Energy Services Inc. (Clas common           62936W108      333    56000 SH       SOLE                    56000
NS Group Inc.                  common           628916108     1291    20000 SH       SOLE                    20000
National Oilwell Varco Inc.    common           637071101     2348    40100 SH       SOLE                    40100
Nicor, Inc.                    common           654086107      641    15000 SH       SOLE                    15000
Novatel Wireless, Inc.         common           66987m604       96    10000 SH       SOLE                    10000
Nuance Communications, Inc.    common           67020Y100       82    10000 SH       SOLE                    10000
Oracle Corp.                   common           68389X105    23475  1323300 SH       SOLE                  1323300
Pan American Silver Corp       common           697900108     4432   226820 SH       SOLE                   226820
Parallel Petroleum Corp        common           699157103      201    10000 SH       SOLE                    10000
Phelps Dodge Corp.             common           717265102    21133   249500 SH       SOLE                   249500
Pinnacle Entertainment Inc.    common           723456109      281    10000 SH       SOLE                    10000
Polo Ralph Lauren Corp.        common           731572103     3707    57300 SH       SOLE                    57300
Pope & Talbot Inc              common           732827100       57    10000 SH       SOLE                    10000
Potash Corp Of Saskatchewan    common           73755L107    11586   111200 SH       SOLE                   111200
Public Service Enterprise      common           744573106      612    10000 SH       SOLE                    10000
RBC Bearings, Inc              common           75524B104      241    10000 SH       SOLE                    10000
Reliant Resources Inc          common           75952B105      246    20000 SH       SOLE                    20000
Rentech, Inc.                  common           760112102     1707   368600 SH       SOLE                   368600
Research In Motion             common           760975102     2566    25000 SH       SOLE                    25000
Ryland Group Inc               common           783764103     5265   121850 SH       SOLE                   121850
SBA Communications Corp        common           78388j106    26155  1075000 SH       SOLE                  1075000
SanDisk Corp.                  common           80004C101     5140    96000 SH       SOLE                    96000
Sasol Ltd Sponsored Adr        common           803866300      658    20000 SH       SOLE                    20000
Scansource Inc                 common           806037107     1516    50000 SH       SOLE                    50000
Silver Standard Resources      common           82823l106     4668   211800 SH       SOLE                   211800
Silver Wheaton Corp            common           828336107     1179   124900 SH       SOLE                   124900
Smith Micro Software           common           832154108      359    25000 SH       SOLE                    25000
Smurfit-Stone Container Corp.  common           832727101      336    30000 SH       SOLE                    30000
Tempur-Pedic International     common           88023U101     3343   194700 SH       SOLE                   194700


                                                 FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Tesco Corp.                    common           88157K101     1291    84100 SH       SOLE                    84100
Tibco Software Inc.            common           88632Q103    18751  2088030 SH       SOLE                  2088030
Toll Brothers                  common           889478103     2811   100100 SH       SOLE                   100100
Valero Energy Corp.            common           91913Y100      515    10000 SH       SOLE                    10000
Wabtec Corp Com                common           929740108      271    10000 SH       SOLE                    10000
Whirlpool Corp.                common           963320106     6308    75000 SH       SOLE                    75000
Yahoo Inc.                     common           984332106    30412  1203000 SH       SOLE                  1203000
Stoneham Drilling Trust        preferred        861823102      224    12700 SH       SOLE                    12700